LEASES (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Schedule of right-to-use assets and depreciation and impairment charges
Balances for the Company’s lease activities as of June 30, 2022 and December 31, 2021 and for the six month period ended June 30, 2022 and 2021 are summarized as follows:

	June 30, 2022	December 31, 2021
Lease liabilities	871	880
Right of-use assets:
Land, buildings and improvements	728	729
Machinery, equipment and others	319	343
Total right-of-use assets	1,047	1,072

	Six months ended June 30, 2022	Six months ended June 30, 2021
Depreciation and impairment charges:
Land, buildings and improvements	66	57
Machinery, equipment and others	31	36
Total depreciation and impairment charges	97	93

Other lease related expenses:
Interest expense on lease liabilities	17	17
Expenses of short-term leases	45	38
Expenses of leases of low-value assets	35	32
Expenses related to variable lease payments	45	48

Additions to right-of-use assets	151	58
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	95	100